Note 4 - Property and Equipment, Net (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Depreciation, Total		$ 161	$ 591	$ 645